GOLDMAN SACHS ETF TRUST II

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

(the “Fund”)

Supplement dated June 17, 2022 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), dated April 5, 2022

Effective immediately, Matthew Maillet will no longer serve as a portfolio manager for the Fund.

Accordingly, effective immediately, the Fund’s disclosures are modified as follows:

All references to Mr. Maillet in the Prospectus, Summary Prospectus and SAI are deleted in their entirety.

This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

GSETIIOPSSTK 06-22